Portfolio of Investments
Columbia Large Cap Index Fund, May 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.4%
Issuer	Shares	Value ($)
Communication Services 11.0%
Diversified Telecommunication Services 1.3%
AT&T, Inc.	745,054	21,926,939
Lumen Technologies, Inc.	103,129	1,427,306
Verizon Communications, Inc.	432,312	24,421,305
Total		47,775,550
Entertainment 1.9%
Activision Blizzard, Inc.	80,938	7,871,221
Electronic Arts, Inc.	30,048	4,294,761
Live Nation Entertainment, Inc.(a)	14,993	1,351,019
Netflix, Inc.(a)	46,269	23,264,516
Take-Two Interactive Software, Inc.(a)	12,033	2,232,843
Walt Disney Co. (The)(a)	189,640	33,879,186
Total		72,893,546
Interactive Media & Services 6.3%
Alphabet, Inc., Class A(a)	31,418	74,047,513
Alphabet, Inc., Class C(a)	30,113	72,619,306
Facebook, Inc., Class A(a)	251,297	82,608,863
Twitter, Inc.(a)	83,383	4,836,214
Total		234,111,896
Media 1.3%
Charter Communications, Inc., Class A(a)	14,775	10,261,681
Comcast Corp., Class A	477,554	27,382,946
Discovery, Inc., Class A(a)	16,975	545,067
Discovery, Inc., Class C(a)	30,263	909,403
DISH Network Corp., Class A(a)	25,851	1,125,036
Fox Corp., Class A	34,930	1,304,635
Fox Corp., Class B	16,059	582,621
Interpublic Group of Companies, Inc. (The)	40,814	1,375,024
News Corp., Class A	40,857	1,102,730
News Corp., Class B	12,722	326,828
Omnicom Group, Inc.	22,462	1,847,275
ViacomCBS, Inc., Class B	61,380	2,603,740
Total		49,366,986
Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services 0.2%
T-Mobile USA, Inc.(a)	61,023	8,631,703
Total Communication Services		412,779,681
Consumer Discretionary 12.0%
Auto Components 0.2%
Aptiv PLC(a)	28,209	4,243,198
BorgWarner, Inc.	24,970	1,280,711
Total		5,523,909
Automobiles 1.7%
Ford Motor Co.(a)	408,252	5,931,901
General Motors Co.(a)	132,468	7,856,677
Tesla Motors, Inc.(a)	80,221	50,155,774
Total		63,944,352
Distributors 0.2%
Genuine Parts Co.	15,086	1,978,076
LKQ Corp.(a)	29,152	1,485,586
Pool Corp.	4,203	1,834,820
Total		5,298,482
Hotels, Restaurants & Leisure 2.1%
Booking Holdings, Inc.(a)	4,279	10,105,072
Caesars Entertainment, Inc.(a)	21,759	2,338,005
Carnival Corp.(a)	83,347	2,463,737
Chipotle Mexican Grill, Inc.(a)	2,940	4,033,621
Darden Restaurants, Inc.	13,615	1,950,076
Domino’s Pizza, Inc.	4,054	1,730,531
Expedia Group, Inc.(a)	14,452	2,557,281
Hilton Worldwide Holdings, Inc.(a)	29,002	3,633,081
Las Vegas Sands Corp.(a)	34,313	1,981,576
Marriott International, Inc., Class A(a)	27,791	3,990,232
McDonald’s Corp.	77,890	18,217,692
MGM Resorts International	42,909	1,839,509
Norwegian Cruise Line Holdings Ltd.(a)	37,945	1,210,446
Penn National Gaming, Inc.(a)	15,531	1,273,076
Royal Caribbean Cruises Ltd.(a)	22,871	2,133,178
Starbucks Corp.	122,992	14,006,329
Columbia Large Cap Index Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Wynn Resorts Ltd.(a)	10,991	1,449,383
Yum! Brands, Inc.	31,347	3,760,700
Total		78,673,525
Household Durables 0.4%
D.R. Horton, Inc.	34,576	3,294,747
Garmin Ltd.	15,610	2,220,366
Leggett & Platt, Inc.	13,893	764,532
Lennar Corp., Class A	28,677	2,839,310
Mohawk Industries, Inc.(a)	6,163	1,298,421
Newell Brands, Inc.	39,479	1,132,652
NVR, Inc.(a)	361	1,764,290
PulteGroup, Inc.	27,778	1,605,291
Whirlpool Corp.	6,558	1,554,836
Total		16,474,445
Internet & Direct Marketing Retail 4.0%
Amazon.com, Inc.(a)	44,716	144,122,798
eBay, Inc.	67,532	4,111,348
Etsy, Inc.(a)	13,168	2,169,165
Total		150,403,311
Leisure Products 0.0%
Hasbro, Inc.	13,345	1,280,720
Multiline Retail 0.5%
Dollar General Corp.	25,595	5,194,761
Dollar Tree, Inc.(a)	24,570	2,395,575
Target Corp.	52,327	11,874,043
Total		19,464,379
Specialty Retail 2.2%
Advance Auto Parts, Inc.	6,845	1,298,702
AutoZone, Inc.(a)	2,317	3,259,092
Best Buy Co., Inc.	24,076	2,798,594
CarMax, Inc.(a)	16,981	1,956,041
Gap, Inc. (The)	21,491	718,874
Home Depot, Inc. (The)	112,472	35,868,446
L Brands, Inc.(a)	24,405	1,705,177
Lowe’s Companies, Inc.	76,367	14,878,583
O’Reilly Automotive, Inc.(a)	7,335	3,925,105
Ross Stores, Inc.	37,192	4,700,697
TJX Companies, Inc. (The)	125,430	8,471,542
Common Stocks (continued)
Issuer	Shares	Value ($)
Tractor Supply Co.	12,150	2,207,655
Ulta Beauty, Inc.(a)	5,886	2,032,789
Total		83,821,297
Textiles, Apparel & Luxury Goods 0.7%
Hanesbrands, Inc.	36,440	712,038
NIKE, Inc., Class B	132,831	18,126,118
PVH Corp.(a)	7,428	852,883
Ralph Lauren Corp.(a)	5,039	625,239
Tapestry, Inc.(a)	29,026	1,302,977
Under Armour, Inc., Class A(a)	19,705	444,939
Under Armour, Inc., Class C(a)	20,358	388,024
VF Corp.	33,556	2,675,084
Total		25,127,302
Total Consumer Discretionary		450,011,722
Consumer Staples 6.0%
Beverages 1.4%
Brown-Forman Corp., Class B	19,082	1,533,430
Coca-Cola Co. (The)	405,174	22,402,070
Constellation Brands, Inc., Class A	17,763	4,258,146
Molson Coors Beverage Co., Class B(a)	19,665	1,146,863
Monster Beverage Corp.(a)	38,622	3,640,896
PepsiCo, Inc.	144,128	21,322,296
Total		54,303,701
Food & Staples Retailing 1.3%
Costco Wholesale Corp.	46,244	17,492,718
Kroger Co. (The)	79,538	2,941,315
Sysco Corp.	53,323	4,319,163
Walgreens Boots Alliance, Inc.	74,921	3,945,340
Walmart, Inc.	144,832	20,570,489
Total		49,269,025
Food Products 1.0%
Archer-Daniels-Midland Co.	58,337	3,881,161
Campbell Soup Co.	21,205	1,032,047
ConAgra Foods, Inc.	51,042	1,944,700
General Mills, Inc.	63,877	4,015,308
Hershey Co. (The)	15,310	2,649,396
Hormel Foods Corp.	29,343	1,424,309
JM Smucker Co. (The)	11,448	1,525,904

2	Columbia Large Cap Index Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Kellogg Co.	26,590	1,741,379
Kraft Heinz Co. (The)	67,726	2,952,176
Lamb Weston Holdings, Inc.	15,290	1,261,272
McCormick & Co., Inc.	26,007	2,316,184
Mondelez International, Inc., Class A	147,523	9,372,136
Tyson Foods, Inc., Class A	30,790	2,447,805
Total		36,563,777
Household Products 1.4%
Church & Dwight Co., Inc.	25,604	2,195,031
Clorox Co. (The)	13,141	2,322,409
Colgate-Palmolive Co.	88,649	7,427,013
Kimberly-Clark Corp.	35,312	4,612,807
Procter & Gamble Co. (The)	257,254	34,690,702
Total		51,247,962
Personal Products 0.2%
Estee Lauder Companies, Inc. (The), Class A	24,000	7,356,480
Tobacco 0.7%
Altria Group, Inc.	194,177	9,557,392
Philip Morris International, Inc.	162,693	15,688,486
Total		25,245,878
Total Consumer Staples		223,986,823
Energy 2.8%
Energy Equipment & Services 0.3%
Baker Hughes Co.	76,155	1,858,182
Halliburton Co.	92,835	2,084,146
NOV, Inc.(a)	40,556	653,763
Schlumberger NV	146,077	4,576,592
Total		9,172,683
Oil, Gas & Consumable Fuels 2.5%
APA Corp.	39,475	821,080
Cabot Oil & Gas Corp.	41,727	684,323
Chevron Corp.	201,731	20,937,661
ConocoPhillips Co.	141,529	7,888,826
Devon Energy Corp.	61,879	1,643,506
Diamondback Energy, Inc.	18,888	1,512,362
EOG Resources, Inc.	60,965	4,897,928
Exxon Mobil Corp.(b)	442,271	25,815,358
Hess Corp.	28,543	2,392,474
Common Stocks (continued)
Issuer	Shares	Value ($)
HollyFrontier Corp.	15,610	506,857
Kinder Morgan, Inc.	203,388	3,730,136
Marathon Oil Corp.	82,468	998,688
Marathon Petroleum Corp.	68,039	4,204,810
Occidental Petroleum Corp.	87,587	2,273,759
ONEOK, Inc.	46,487	2,451,724
Phillips 66	45,632	3,843,127
Pioneer Natural Resources Co.	21,495	3,271,324
Valero Energy Corp.	42,683	3,431,713
Williams Companies, Inc. (The)	126,804	3,340,017
Total		94,645,673
Total Energy		103,818,356
Financials 11.8%
Banks 4.6%
Bank of America Corp.	793,678	33,644,010
Citigroup, Inc.	218,062	17,163,660
Citizens Financial Group, Inc.	44,411	2,216,109
Comerica, Inc.	14,539	1,141,166
Fifth Third Bancorp	74,283	3,130,286
First Republic Bank	18,385	3,519,624
Huntington Bancshares, Inc.	106,272	1,685,474
JPMorgan Chase & Co.	318,790	52,358,070
KeyCorp	101,212	2,331,925
M&T Bank Corp.	13,438	2,159,352
People’s United Financial, Inc.	44,455	840,644
PNC Financial Services Group, Inc. (The)	44,297	8,623,740
Regions Financial Corp.	100,361	2,349,451
SVB Financial Group(a)	5,639	3,286,917
Truist Financial Corp.	140,742	8,695,041
U.S. Bancorp	142,804	8,679,627
Wells Fargo & Co.	431,889	20,177,854
Zions Bancorp	17,155	992,931
Total		172,995,881
Capital Markets 3.0%
Ameriprise Financial, Inc.(c)	12,197	3,169,268
Bank of New York Mellon Corp. (The)	84,286	4,389,615
BlackRock, Inc.	14,829	13,005,626
Cboe Global Markets, Inc.	11,200	1,246,560
Charles Schwab Corp. (The)	156,342	11,545,857

Columbia Large Cap Index Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
CME Group, Inc.	37,505	8,204,594
Franklin Resources, Inc.	28,512	975,396
Goldman Sachs Group, Inc. (The)	35,945	13,372,259
Intercontinental Exchange, Inc.	58,681	6,623,911
Invesco Ltd.	39,327	1,121,999
MarketAxess Holdings, Inc.	3,969	1,851,697
Moody’s Corp.	16,810	5,637,234
Morgan Stanley	156,772	14,258,413
MSCI, Inc.	8,627	4,038,558
Nasdaq, Inc.	12,051	2,018,060
Northern Trust Corp.	21,763	2,637,458
Raymond James Financial, Inc.	12,804	1,697,682
S&P Global, Inc.	25,146	9,542,153
State Street Corp.	36,751	3,196,602
T. Rowe Price Group, Inc.	23,813	4,556,618
Total		113,089,560
Consumer Finance 0.7%
American Express Co.	68,169	10,915,902
Capital One Financial Corp.	47,976	7,713,581
Discover Financial Services	32,040	3,757,011
Synchrony Financial	56,740	2,690,043
Total		25,076,537
Diversified Financial Services 1.5%
Berkshire Hathaway, Inc., Class B(a)	199,193	57,654,422
Insurance 2.0%
Aflac, Inc.	66,901	3,791,949
Allstate Corp. (The)	31,641	4,322,477
American International Group, Inc.	90,345	4,773,830
Aon PLC, Class A	23,609	5,981,812
Arthur J Gallagher & Co.	21,403	3,137,894
Assurant, Inc.	6,049	974,796
Chubb Ltd.	47,035	7,995,480
Cincinnati Financial Corp.	15,662	1,906,222
Everest Re Group Ltd.	4,178	1,086,113
Globe Life, Inc.	9,927	1,046,504
Hartford Financial Services Group, Inc. (The)	37,349	2,440,757
Lincoln National Corp.	18,851	1,315,611
Loews Corp.	23,714	1,384,423
Common Stocks (continued)
Issuer	Shares	Value ($)
Marsh & McLennan Companies, Inc.	53,090	7,345,002
MetLife, Inc.	78,534	5,132,982
Principal Financial Group, Inc.	26,486	1,731,920
Progressive Corp. (The)	61,193	6,063,002
Prudential Financial, Inc.	41,475	4,436,581
Travelers Companies, Inc. (The)	26,349	4,207,935
Unum Group	21,284	659,165
Willis Towers Watson PLC	13,474	3,521,565
WR Berkley Corp.	14,638	1,141,618
Total		74,397,638
Total Financials		443,214,038
Health Care 12.9%
Biotechnology 1.7%
AbbVie, Inc.	184,481	20,883,249
Alexion Pharmaceuticals, Inc.(a)	22,967	4,054,824
Amgen, Inc.	60,338	14,356,824
Biogen, Inc.(a)	15,915	4,256,944
Gilead Sciences, Inc.	131,276	8,678,656
Incyte Corp.(a)	19,522	1,635,553
Regeneron Pharmaceuticals, Inc.(a)	10,999	5,526,228
Vertex Pharmaceuticals, Inc.(a)	27,158	5,665,974
Total		65,058,252
Health Care Equipment & Supplies 3.5%
Abbott Laboratories	185,071	21,588,532
ABIOMED, Inc.(a)	4,725	1,344,640
Align Technology, Inc.(a)	7,523	4,439,698
Baxter International, Inc.	52,768	4,333,308
Becton Dickinson and Co.	30,355	7,342,571
Boston Scientific Corp.(a)	148,051	6,299,570
Cooper Companies, Inc. (The)	5,135	2,020,366
Danaher Corp.	66,219	16,961,335
Dentsply Sirona, Inc.	22,884	1,531,397
DexCom, Inc.(a)	10,048	3,711,631
Edwards Lifesciences Corp.(a)	65,243	6,256,804
Hologic, Inc.(a)	26,918	1,697,449
IDEXX Laboratories, Inc.(a)	8,924	4,980,574
Intuitive Surgical, Inc.(a)	12,298	10,357,130
Medtronic PLC	140,833	17,828,049
ResMed, Inc.	15,201	3,129,126

4	Columbia Large Cap Index Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
STERIS PLC	8,917	1,701,899
Stryker Corp.	34,192	8,728,192
Teleflex, Inc.	4,878	1,961,883
West Pharmaceutical Services, Inc.	7,742	2,690,422
Zimmer Biomet Holdings, Inc.	21,715	3,655,286
Total		132,559,862
Health Care Providers & Services 2.8%
AmerisourceBergen Corp.	15,398	1,766,767
Anthem, Inc.	25,585	10,188,459
Cardinal Health, Inc.	30,679	1,720,172
Centene Corp.(a)	60,759	4,471,862
Cigna Corp.	36,757	9,514,550
CVS Health Corp.	136,997	11,842,021
DaVita, Inc.(a)	7,543	905,688
HCA Healthcare, Inc.	27,699	5,949,468
Henry Schein, Inc.(a)	14,883	1,131,703
Humana, Inc.	13,462	5,892,317
Laboratory Corp. of America Holdings(a)	10,196	2,798,598
McKesson Corp.	16,611	3,195,790
Quest Diagnostics, Inc.	13,942	1,835,743
UnitedHealth Group, Inc.	98,757	40,679,983
Universal Health Services, Inc., Class B	8,132	1,298,111
Total		103,191,232
Health Care Technology 0.1%
Cerner Corp.	31,998	2,503,843
Life Sciences Tools & Services 1.2%
Agilent Technologies, Inc.	31,832	4,396,954
Bio-Rad Laboratories, Inc., Class A(a)	2,251	1,355,935
Charles River Laboratories International, Inc.(a)	5,197	1,756,534
Illumina, Inc.(a)	15,242	6,182,765
IQVIA Holdings, Inc.(a)	19,983	4,799,117
Mettler-Toledo International, Inc.(a)	2,445	3,180,823
PerkinElmer, Inc.	11,707	1,698,334
Thermo Fisher Scientific, Inc.	41,139	19,314,761
Waters Corp.(a)	6,497	2,093,658
Total		44,778,881
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 3.6%
Bristol-Myers Squibb Co.	234,062	15,382,555
Catalent, Inc.(a)	17,784	1,864,297
Eli Lilly & Co.	83,105	16,599,393
Johnson & Johnson	274,618	46,479,096
Merck & Co., Inc.	264,342	20,060,914
Perrigo Co. PLC	13,905	641,577
Pfizer, Inc.	582,694	22,567,738
Viatris, Inc.	126,104	1,921,825
Zoetis, Inc.	49,641	8,770,572
Total		134,287,967
Total Health Care		482,380,037
Industrials 8.9%
Aerospace & Defense 1.7%
Boeing Co. (The)(a)	57,314	14,157,704
General Dynamics Corp.	24,224	4,600,380
Howmet Aerospace, Inc.(a)	40,770	1,446,520
Huntington Ingalls Industries, Inc.	4,205	909,163
L3Harris Technologies, Inc.	21,475	4,682,839
Lockheed Martin Corp.	25,751	9,842,032
Northrop Grumman Corp.	16,198	5,926,362
Raytheon Technologies Corp.	158,740	14,081,825
Teledyne Technologies, Inc.(a)	4,850	2,034,430
Textron, Inc.	23,707	1,623,218
TransDigm Group, Inc.(a)	5,713	3,706,823
Total		63,011,296
Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.	13,980	1,356,340
Expeditors International of Washington, Inc.	17,694	2,223,959
FedEx Corp.	25,477	8,020,414
United Parcel Service, Inc., Class B	75,167	16,130,838
Total		27,731,551

Columbia Large Cap Index Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Airlines 0.3%
Alaska Air Group, Inc.(a)	12,978	898,078
American Airlines Group, Inc.(a)	66,827	1,619,886
Delta Air Lines, Inc.(a)	66,667	3,178,682
Southwest Airlines Co.(a)	61,708	3,792,574
United Airlines Holdings, Inc.(a)	33,271	1,941,363
Total		11,430,583
Building Products 0.5%
Allegion PLC	9,479	1,331,610
AO Smith Corp.	14,148	1,005,498
Carrier Global Corp.	85,365	3,920,814
Fortune Brands Home & Security, Inc.	14,486	1,494,376
Johnson Controls International PLC	75,247	5,006,935
Masco Corp.	26,864	1,620,168
Trane Technologies PLC	24,909	4,643,038
Total		19,022,439
Commercial Services & Supplies 0.4%
Cintas Corp.	9,217	3,258,578
Copart, Inc.(a)	21,725	2,802,742
Republic Services, Inc.	21,988	2,400,650
Rollins, Inc.	23,136	788,706
Waste Management, Inc.	40,670	5,721,456
Total		14,972,132
Construction & Engineering 0.0%
Quanta Services, Inc.	14,455	1,378,284
Electrical Equipment 0.6%
AMETEK, Inc.	24,087	3,254,154
Eaton Corp. PLC	41,589	6,040,802
Emerson Electric Co.	62,685	5,998,328
Generac Holdings, Inc.(a)	6,567	2,158,704
Rockwell Automation, Inc.	12,135	3,200,242
Total		20,652,230
Industrial Conglomerates 1.3%
3M Co.	60,498	12,283,514
General Electric Co.	915,985	12,878,749
Honeywell International, Inc.	72,659	16,777,690
Roper Technologies, Inc.	10,963	4,933,460
Total		46,873,413
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 1.8%
Caterpillar, Inc.	56,968	13,733,845
Cummins, Inc.	15,462	3,978,063
Deere & Co.	32,745	11,824,220
Dover Corp.	15,007	2,258,554
Fortive Corp.	35,318	2,561,261
IDEX Corp.	7,928	1,765,248
Illinois Tool Works, Inc.	30,104	6,976,903
Ingersoll Rand, Inc.(a)	38,936	1,932,783
Otis Worldwide Corp.	42,587	3,335,840
PACCAR, Inc.	36,244	3,318,501
Parker-Hannifin Corp.	13,485	4,155,403
Pentair PLC	17,349	1,196,561
Snap-On, Inc.	5,663	1,441,913
Stanley Black & Decker, Inc.	16,808	3,643,974
Westinghouse Air Brake Technologies Corp.	18,550	1,535,198
Xylem, Inc.	18,842	2,225,617
Total		65,883,884
Professional Services 0.4%
Equifax, Inc.	12,724	2,990,649
IHS Markit Ltd.	38,946	4,101,403
Jacobs Engineering Group, Inc.	13,590	1,930,867
Leidos Holdings, Inc.	13,934	1,431,719
Nielsen Holdings PLC	37,378	1,017,055
Robert Half International, Inc.	11,818	1,049,320
Verisk Analytics, Inc.	17,007	2,939,320
Total		15,460,333
Road & Rail 1.0%
CSX Corp.	79,659	7,975,459
JB Hunt Transport Services, Inc.	8,724	1,496,515
Kansas City Southern	9,491	2,825,281
Norfolk Southern Corp.	26,317	7,392,445
Old Dominion Freight Line, Inc.	10,017	2,659,013
Union Pacific Corp.	69,977	15,725,931
Total		38,074,644

6	Columbia Large Cap Index Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 0.2%
Fastenal Co.	60,001	3,182,453
United Rentals, Inc.(a)	7,543	2,519,060
W.W. Grainger, Inc.	4,596	2,124,088
Total		7,825,601
Total Industrials		332,316,390
Information Technology 26.1%
Communications Equipment 0.9%
Arista Networks, Inc.(a)	5,742	1,948,720
Cisco Systems, Inc.	441,049	23,331,492
F5 Networks, Inc.(a)	6,441	1,194,354
Juniper Networks, Inc.	34,284	902,698
Motorola Solutions, Inc.	17,658	3,625,364
Total		31,002,628
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A	62,593	4,210,005
CDW Corp.	14,729	2,436,471
Corning, Inc.	80,271	3,502,224
IPG Photonics Corp.(a)	3,747	784,097
Keysight Technologies, Inc.(a)	19,440	2,767,867
TE Connectivity Ltd.	34,568	4,690,186
Trimble Navigation Ltd.(a)	26,219	2,039,576
Zebra Technologies Corp., Class A(a)	5,586	2,776,522
Total		23,206,948
IT Services 5.1%
Accenture PLC, Class A	66,259	18,695,640
Akamai Technologies, Inc.(a)	17,052	1,947,509
Automatic Data Processing, Inc.	44,707	8,763,466
Broadridge Financial Solutions, Inc.	12,098	1,929,389
Cognizant Technology Solutions Corp., Class A	55,433	3,966,786
DXC Technology Co.(a)	26,597	1,008,558
Fidelity National Information Services, Inc.	64,889	9,667,163
Fiserv, Inc.(a)	62,221	7,167,859
FleetCor Technologies, Inc.(a)	8,714	2,391,470
Gartner, Inc.(a)	9,269	2,148,925
Global Payments, Inc.	30,844	5,974,791
International Business Machines Corp.	93,354	13,418,704
Jack Henry & Associates, Inc.	7,948	1,225,184
Common Stocks (continued)
Issuer	Shares	Value ($)
MasterCard, Inc., Class A	91,597	33,028,046
Paychex, Inc.	33,531	3,391,325
PayPal Holdings, Inc.(a)	122,353	31,814,227
VeriSign, Inc.(a)	10,397	2,286,508
Visa, Inc., Class A	177,193	40,275,969
Western Union Co. (The)	42,929	1,050,473
Total		190,151,992
Semiconductors & Semiconductor Equipment 5.4%
Advanced Micro Devices, Inc.(a)	126,597	10,137,888
Analog Devices, Inc.	38,538	6,343,355
Applied Materials, Inc.	95,868	13,242,247
Broadcom, Inc.	42,647	20,143,458
Enphase Energy, Inc.(a)	13,479	1,928,171
Intel Corp.	424,461	24,245,212
KLA Corp.	16,096	5,100,661
Lam Research Corp.	14,930	9,702,261
Maxim Integrated Products, Inc.	28,002	2,856,484
Microchip Technology, Inc.	28,130	4,415,004
Micron Technology, Inc.(a)	116,867	9,833,189
Monolithic Power Systems, Inc.	4,480	1,537,178
NVIDIA Corp.	64,771	42,086,900
NXP Semiconductors NV	28,939	6,118,283
Qorvo, Inc.(a)	11,833	2,162,126
QUALCOMM, Inc.	118,678	15,966,938
Skyworks Solutions, Inc.	17,227	2,928,590
Teradyne, Inc.	17,415	2,304,875
Texas Instruments, Inc.	96,137	18,248,725
Xilinx, Inc.	25,675	3,260,725
Total		202,562,270
Software 8.3%
Adobe, Inc.(a)	50,075	25,266,843
ANSYS, Inc.(a)	9,063	3,062,750
Autodesk, Inc.(a)	22,972	6,566,776
Cadence Design Systems, Inc.(a)	29,144	3,700,997
Citrix Systems, Inc.	12,846	1,476,776
Fortinet, Inc.(a)	14,150	3,092,341
Intuit, Inc.	28,608	12,561,487
Microsoft Corp.	787,934	196,731,361
NortonLifeLock, Inc.	60,791	1,681,479

Columbia Large Cap Index Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Oracle Corp.	193,765	15,257,056
Paycom Software, Inc.(a)	5,127	1,689,859
PTC, Inc.(a)	10,983	1,473,260
Salesforce.com, Inc.(a)	95,876	22,828,076
ServiceNow, Inc.(a)	20,487	9,708,380
Synopsys, Inc.(a)	15,918	4,048,584
Tyler Technologies, Inc.(a)	4,239	1,708,995
Total		310,855,020
Technology Hardware, Storage & Peripherals 5.8%
Apple, Inc.	1,648,618	205,434,289
Hewlett Packard Enterprise Co.	135,930	2,169,443
HP, Inc.	130,852	3,824,804
NetApp, Inc.	23,255	1,799,239
Seagate Technology Holdings PLC	20,985	2,009,314
Western Digital Corp.(a)	31,978	2,405,705
Total		217,642,794
Total Information Technology		975,421,652
Materials 2.8%
Chemicals 1.9%
Air Products & Chemicals, Inc.	23,117	6,927,240
Albemarle Corp.	12,185	2,035,870
Celanese Corp., Class A	11,928	1,973,488
CF Industries Holdings, Inc.	22,357	1,188,722
Corteva, Inc.	77,732	3,536,806
Dow, Inc.	77,854	5,326,771
DuPont de Nemours, Inc.	56,244	4,757,680
Eastman Chemical Co.	14,193	1,779,802
Ecolab, Inc.	25,981	5,587,993
FMC Corp.	13,514	1,576,949
International Flavors & Fragrances, Inc.	25,984	3,681,153
Linde PLC	54,621	16,419,073
LyondellBasell Industries NV, Class A	26,878	3,027,000
Mosaic Co. (The)	36,039	1,302,449
PPG Industries, Inc.	24,754	4,448,789
Sherwin-Williams Co. (The)	25,274	7,165,937
Total		70,735,722
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction Materials 0.1%
Martin Marietta Materials, Inc.	6,507	2,366,271
Vulcan Materials Co.	13,847	2,538,432
Total		4,904,703
Containers & Packaging 0.4%
Amcor PLC	163,180	1,925,524
Avery Dennison Corp.	8,673	1,912,657
Ball Corp.	34,258	2,814,637
International Paper Co.	41,067	2,591,328
Packaging Corp. of America	9,907	1,472,675
Sealed Air Corp.	16,184	920,222
WestRock Co.	27,530	1,605,550
Total		13,242,593
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	152,367	6,509,118
Newmont Corp.	83,609	6,143,589
Nucor Corp.	31,137	3,192,788
Total		15,845,495
Total Materials		104,728,513
Real Estate 2.5%
Equity Real Estate Investment Trusts (REITS) 2.4%
Alexandria Real Estate Equities, Inc.	13,281	2,367,471
American Tower Corp.	47,405	12,110,081
AvalonBay Communities, Inc.	14,576	3,016,357
Boston Properties, Inc.	14,812	1,741,299
Crown Castle International Corp.	45,059	8,538,680
Digital Realty Trust, Inc.	29,369	4,451,166
Duke Realty Corp.	39,047	1,814,124
Equinix, Inc.	9,328	6,872,124
Equity Residential	35,817	2,774,027
Essex Property Trust, Inc.	6,790	2,005,019
Extra Space Storage, Inc.	13,793	2,066,329
Federal Realty Investment Trust	7,296	834,225
Healthpeak Properties, Inc.	56,276	1,878,493
Host Hotels & Resorts, Inc.(a)	73,689	1,265,240
Iron Mountain, Inc.	30,131	1,311,904
Kimco Realty Corp.	45,177	962,722
Mid-America Apartment Communities, Inc.	11,950	1,920,365

8	Columbia Large Cap Index Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Prologis, Inc.	77,255	9,103,729
Public Storage	15,886	4,487,477
Realty Income Corp.	39,008	2,668,147
Regency Centers Corp.	16,500	1,065,900
SBA Communications Corp.	11,421	3,404,829
Simon Property Group, Inc.	34,318	4,409,520
UDR, Inc.	31,009	1,476,959
Ventas, Inc.	39,141	2,170,368
Vornado Realty Trust	16,392	775,014
Welltower, Inc.	43,604	3,260,271
Weyerhaeuser Co.	78,119	2,965,397
Total		91,717,237
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A(a)	35,060	3,077,567
Total Real Estate		94,794,804
Utilities 2.6%
Electric Utilities 1.6%
Alliant Energy Corp.	26,105	1,491,901
American Electric Power Co., Inc.	51,880	4,461,680
Duke Energy Corp.	80,302	8,047,866
Edison International	39,624	2,213,793
Entergy Corp.	20,944	2,204,565
Evergy, Inc.	23,709	1,469,721
Eversource Energy	35,833	2,909,281
Exelon Corp.	101,998	4,602,150
FirstEnergy Corp.	56,750	2,151,393
NextEra Energy, Inc.	204,748	14,991,649
NRG Energy, Inc.	25,563	821,851
Pinnacle West Capital Corp.	11,773	995,760
PPL Corp.	80,336	2,338,581
Southern Co. (The)	110,384	7,055,745
Xcel Energy, Inc.	56,168	3,981,188
Total		59,737,124
Common Stocks (continued)
Issuer	Shares	Value ($)
Gas Utilities 0.0%
Atmos Energy Corp.	13,389	1,327,787
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	69,798	1,773,567
Multi-Utilities 0.8%
Ameren Corp.	26,468	2,228,606
CenterPoint Energy, Inc.	57,623	1,457,862
CMS Energy Corp.	30,186	1,893,870
Consolidated Edison, Inc.	35,772	2,763,029
Dominion Energy, Inc.	84,166	6,408,399
DTE Energy Co.	20,244	2,793,470
NiSource, Inc.	40,938	1,043,919
Public Service Enterprise Group, Inc.	52,767	3,277,886
Sempra Energy	32,895	4,456,943
WEC Energy Group, Inc.	32,953	3,094,616
Total		29,418,600
Water Utilities 0.1%
American Water Works Co., Inc.	18,955	2,938,404
Total Utilities		95,195,482
Total Common Stocks (Cost $1,015,835,074)		3,718,647,498

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.042%(c),(d)	22,918,035	22,915,743
Total Money Market Funds (Cost $22,911,708)		22,915,743
Total Investments in Securities (Cost: $1,038,746,782)		3,741,563,241
Other Assets & Liabilities, Net		1,745,263
Net Assets		3,743,308,504

At May 31, 2021, securities and/or cash totaling $2,685,020 were pledged as collateral.
Columbia Large Cap Index Fund | Quarterly Report 2021	9

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, May 31, 2021 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	125	06/2021	USD	26,265,000	1,330,315	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Ameriprise Financial, Inc.
	2,984,085	—	(28,997)	214,180	3,169,268	291,981	13,783	12,197
Columbia Short-Term Cash Fund, 0.042%
	17,686,035	105,323,673	(100,093,965)	—	22,915,743	—	4,844	22,918,035
Total	20,670,120			214,180	26,085,011	291,981	18,627

(d)	The rate shown is the seven-day current annualized yield at May 31, 2021.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Columbia Large Cap Index Fund | Quarterly Report 2021

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1QT175_02_L01_(07/21)